SUBSEQUENT EVENTS	12 Months Ended
Nov. 30, 2012
SUBSEQUENT EVENTS [Text Block]
16.	SUBSEQUENT EVENTS

a) Consulting agreements:

Effective January 1, 2013, SDI executed an agreement with a director to pay compensation for $5,000 per month. The agreement expires June 30, 2013. Either party may terminate the consulting agreement by giving 30 days written notice.

Effective January 1, 2013, SDI executed an agreement with a Company in which a director has an interest in, for a period of two years to pay compensation of $8,500 per month with a 5% increase on the first anniversary date for services rendered. Either party may terminate the consulting agreement by giving 30 days written notice.

b) Issue of warrants

On January 30, 2013, SDI borrowed CDN $200,000 for general working capital purposes (the “Working Capital Loan”) with interest of 6% per annum repayable on the earlier of demand for repayment by lender or July 30, 2013. The lender received bonus warrants to purchase 100,000 common shares at an exercise price of CDN $0.50. The warrants expire 24 months from the date of receipt of funds

c) Conversion of convertible debentures to common shares

On January 23, 2013 SDI converted $500,000 convertible debt plus accrued interest into 1,801,480 common shares.

d) Prospectus

On February 21, 2013 the Company filed a preliminary prospectus in Canada (Ontario, Alberta and British Columbia) to raise gross proceeds of CDN $3,000,000 by issue of 750,000,000 common shares (the “Offering”) in accordance with the terms of the prospectus. Macquarie Private Wealth Inc. is acting as an agent for services rendered in connection with the Offering. The Company will pay the Agent a cash commission (the “Agent’s Fee”) equal to 9.0% of the gross proceeds of the Offering, plus an option (the “Agent’s Option”) to acquire Common Shares equal to 9.0% of the Common Shares placed by the Agent at an exercise price equal to the Offering Price for a period of 24 months from the date of the Offering. The Corporation will pay to the Agent a corporate finance fee in the amount of CDN$35,000 plus applicable taxes for services rendered in connection with the Offering. The Agent will also be reimbursed for its reasonable expenses in connection with the Offering. The prospectus will also serve as a listing application for the Company’s shares to be listed on the TSX Venture Exchange.